Document and Entity Information	Oct. 23, 2020
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001760173
Document Type	8-K/A
Document Period End Date	Oct. 23, 2020
Entity Registrant Name	SURGALIGN HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38832
Entity Tax Identification Number	83-2540607
Entity Address, Address Line One	520 Lake Cook Road
Entity Address, Address Line Two	Suite 315
Entity Address, City or Town	Deerfield
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015
City Area Code	(224)
Local Phone Number	303-4651
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	common stock, $0.001 par value
Trading Symbol	SRGA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On October 23, 2020, Surgalign Holdings, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Form 8-K”) in connection with the closing, on October 23, 2020, of the previously announced transaction, pursuant to which Holo Surgical Inc. (“Holo Surgical”) became a direct wholly owned subsidiary of the Company (the “Transaction”). This Current Report on Form 8-K/A is being filed to amend the Form 8-K to provide the financial statements and pro forma financial information described below, in accordance with the requirements of Item 9.01 of Form 8-K. The pro forma financial information included in this Form 8-K/A has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that the Company and Holo Surgical would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve after the Transaction. Except as described in this Form 8-K/A, all other information in the Current Report on Form 8-K filed on October 23, 2020 remains unchanged.